FAIR VALUE MEASUREMENT - Assets (liabilities) measured at fair value on recurring basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Equity investments at FVOCI	$ 126.2	$ 155.9
Assets transfer out of Level 1 into Level 2	0.0
Assets transfer out of Level 2 into Level 1	0.0
Liabilities transfer out of Level 1 into Level 2	0.0
Liabilities transfer out of Level 2 into Level 1	0.0
Assets transfers into Level 3 fair value measurements	0.0
Assets transfers out of Level 3 fair value measurements	0.0
Liabilities transfers into Level 3 fair value measurements	0.0
Liabilities transfers out of Level 3 fair value measurements	0.0
Recurring basis
Financial Instruments
Equity investments at FVOCI	126.2
Foreign currency net working capital	132.8
Recurring basis | Level 1
Financial Instruments
Equity investments at FVOCI	126.2
Financial liabilities	126.2
Recurring basis | Level 2
Financial Instruments
Financial liabilities	6.6
Foreign currency forward and collar contracts | Recurring basis
Financial Instruments
Financial liabilities	3.9
Foreign currency forward and collar contracts | Recurring basis | Level 2
Financial Instruments
Financial liabilities	3.9
Energy Swap | Recurring basis
Financial Instruments
Financial liabilities	4.0
Energy Swap | Recurring basis | Level 2
Financial Instruments
Financial liabilities	4.0
Total return swap contract | Recurring basis
Financial Instruments
Foreign currency net working capital	(1.3)
Total return swap contract | Recurring basis | Level 2
Financial Instruments
Foreign currency net working capital	$ (1.3)